Investment Objectives and Goals	Dec. 31, 2025
T-REX 2X Long XXI Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG XXI DAILY TARGET ETF